Reserves - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Gains (losses) on cash flow hedges, net of tax		$ 1.1	$ (5.4)
Deferred income taxes on items taken to other comprehensive income	$ (5.8)	$ 4.3	(0.4)
Number of shares purchased	0	(634,185)
Hedging reserve
Disclosure of reserves within equity [line items]
Increase (decrease) in equity	$ 3.1	$ 0.2
Gains (losses) on cash flow hedges, net of tax	3.1	(1.1)	(5.4)
Transfer (gains) losses to consolidated income statement on cash flow hedges	(0.6)	$ 0.9	0.1
Deferred income taxes on items taken to other comprehensive income	$ (0.6)		$ 1.1
Share based compensation reserve
Disclosure of reserves within equity [line items]
Number of shares purchased	0	0